UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  200 Greenwich Avenue
          Greenwich, Connecticut 06830


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Slavko Negulic
Title:   Chief Financial Officer
Phone:   (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Greenwich, Connecticut           May 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             75

Form 13F Information Table Value Total:             $303,660

                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name

1.         028-13236                  Southport Energy Plus Partners, L.P.

2.         028-13524                  Southport Energy Plus Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                    Sound Energy Partners, Inc.
                                                           March 31, 2012
COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6        COL 7       COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN CALL  DISCRETION      MGRS   SOLE    SHARED  NONE
ALPHA NATURAL RESOURCES INC   COM               02076X102    4,264     280,320 SH        SHARED-DEFINED   1     280,320
ALPHA NATURAL RESOURCES INC   COM               02076X102    4,062     267,030 SH        SHARED-DEFINED   2     267,030
ALPHA NATURAL RESOURCES INC   COM               02076X102      304      20,000 SH        SHARED-DEFINED   3      20,000
ALPHA NATURAL RESOURCES INC   COM               02076X102      456      30,000     CALL  SHARED-DEFINED   3      30,000
CAMERON INTERNATIONAL CORP    COM               13342B105    5,050      95,581 SH        SHARED-DEFINED   1      95,581
CAMERON INTERNATIONAL CORP    COM               13342B105    4,813      91,100 SH        SHARED-DEFINED   2      91,100
DEVON ENERGY CORP NEW         COM               25179M103   11,287     158,700 SH        SHARED-DEFINED   1     158,700
DEVON ENERGY CORP NEW         COM               25179M103   10,760     151,300 SH        SHARED-DEFINED   2     151,300
DEVON ENERGY CORP NEW         COM               25179M103      391       5,500 SH        SHARED-DEFINED   3       5,500
ENERGYSOLUTIONS INC           COM               292756202    3,616     738,008 SH        SHARED-DEFINED   1     738,008
ENERGYSOLUTIONS INC           COM               292756202    3,448     703,700 SH        SHARED-DEFINED   2     703,700
ENSCO PLC                     SPONSORED ADR     29358Q109    2,710      51,200 SH        SHARED-DEFINED   1      51,200
ENSCO PLC                     SPONSORED ADR     29358Q109    2,583      48,800 SH        SHARED-DEFINED   2      48,800
EOG RES INC                   COM               26875P101    3,066      27,600 SH        SHARED-DEFINED   1      27,600
EOG RES INC                   COM               26875P101    2,933      26,400 SH        SHARED-DEFINED   2      26,400
FORD MTR CO DEL               COM PAR $0.01     345370860    1,871     150,000     CALL  SHARED-DEFINED   3     150,000
GOODRICH PETE CORP            COM NEW           382410405    1,461      76,800 SH        SHARED-DEFINED   1      76,800
GOODRICH PETE CORP            COM NEW           382410405    1,392      73,200 SH        SHARED-DEFINED   2      73,200
HALLIBURTON CO                COM               406216101    6,744     203,207 SH        SHARED-DEFINED   1     203,207
HALLIBURTON CO                COM               406216101    6,429     193,700 SH        SHARED-DEFINED   2     193,700
HALLIBURTON CO                COM               406216101      332      10,000 SH        SHARED-DEFINED   3      10,000
HALLIBURTON CO                COM               406216101    9,260     279,000     CALL  SHARED-DEFINED   1     279,000
HALLIBURTON CO                COM               406216101    8,829     266,000     CALL  SHARED-DEFINED   2     266,000
HALLIBURTON CO                COM               406216101    1,328      40,000     CALL  SHARED-DEFINED   3      40,000
HERCULES OFFSHORE INC         COM               427093109    2,107     445,400 SH        SHARED-DEFINED   1     445,400
HERCULES OFFSHORE INC         COM               427093109    2,008     424,600 SH        SHARED-DEFINED   2     424,600
HERCULES OFFSHORE INC         COM               427093109      118      25,000 SH        SHARED-DEFINED   3      25,000
HESS CORP                     COM               42809H107    7,198     122,100 SH        SHARED-DEFINED   1     122,100
HESS CORP                     COM               42809H107    6,850     116,200 SH        SHARED-DEFINED   2     116,200
HESS CORP                     COM               42809H107      354       6,000 SH        SHARED-DEFINED   3       6,000
HOLLYFRONTIER CORP            COM               436106108    1,495      46,500 SH        SHARED-DEFINED   1      46,500
HOLLYFRONTIER CORP            COM               436106108    1,424      44,300 SH        SHARED-DEFINED   2      44,300
ISHARES TR                    RUSSELL 2000      464287655    8,480     102,400     PUT   SHARED-DEFINED   1     102,400
ISHARES TR                    RUSSELL 2000      464287655    8,082      97,600     PUT   SHARED-DEFINED   2      97,600
KEY ENERGY SVCS INC           COM               492914106    1,978     128,000 SH        SHARED-DEFINED   1     128,000
KEY ENERGY SVCS INC           COM               492914106    1,885     122,000 SH        SHARED-DEFINED   2     122,000
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589      307      12,500 SH        SHARED-DEFINED   3      12,500
MARKET VECTORS ETF TR         OIL SVCS ETF      57060U191   18,718     460,800     PUT   SHARED-DEFINED   1     460,800
MARKET VECTORS ETF TR         OIL SVCS ETF      57060U191   17,840     439,200     PUT   SHARED-DEFINED   2     439,200
MCDERMOTT INTL INC            COM               580037109      984      76,800 SH        SHARED-DEFINED   1      76,800
MCDERMOTT INTL INC            COM               580037109      938      73,200 SH        SHARED-DEFINED   2      73,200
NEXEN INC                     COM               65334H102      790      43,060 SH        SHARED-DEFINED   1      43,060
NEXEN INC                     COM               65334H102      752      41,000 SH        SHARED-DEFINED   2      41,000
PEABODY ENERGY CORP           COM               704549104      295      10,200 SH        SHARED-DEFINED   1      10,200
PEABODY ENERGY CORP           COM               704549104      284       9,800 SH        SHARED-DEFINED   2       9,800
PEOPLES UNITED FINANCIAL INC  COM               712704105      132      10,000 SH        SHARED-DEFINED   3      10,000
PIONEER NAT RES CO            COM               723787107    4,319      38,700 SH        SHARED-DEFINED   1      38,700
PIONEER NAT RES CO            COM               723787107    4,162      37,300 SH        SHARED-DEFINED   2      37,300
ROWAN COS INC                 COM               779382100    5,447     165,400 SH        SHARED-DEFINED   1     165,400
ROWAN COS INC                 COM               779382100    5,190     157,600 SH        SHARED-DEFINED   2     157,600
ROWAN COS INC                 COM               779382100      165       5,000 SH        SHARED-DEFINED   3       5,000
SCHLUMBERGER LTD              COM               806857108    6,448      92,200 SH        SHARED-DEFINED   1      92,200
SCHLUMBERGER LTD              COM               806857108    6,140      87,800 SH        SHARED-DEFINED   2      87,800
SCHLUMBERGER LTD              COM               806857108      175       2,500 SH        SHARED-DEFINED   3       2,500
SCHLUMBERGER LTD              COM               806857108    3,497      50,000     CALL  SHARED-DEFINED   3      50,000
SOUTHWESTERN ENERGY CO        COM               845467109    2,173      71,000 SH        SHARED-DEFINED   1      71,000
SOUTHWESTERN ENERGY CO        COM               845467109    2,075      67,800 SH        SHARED-DEFINED   2      67,800
SOUTHWESTERN ENERGY CO        COM               845467109      153       5,000 SH        SHARED-DEFINED   3       5,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103   21,628     153,600     PUT   SHARED-DEFINED   1     153,600
SPDR S&P 500 ETF TR           TR UNIT           78462F103   20,615     146,400     PUT   SHARED-DEFINED   2     146,400
SYNTROLEUM CORP               COM               871630109      234     242,200 SH        SHARED-DEFINED   3     242,200
TRANSOCEAN LTD                REG SHS           H8817H100    6,969     127,400 SH        SHARED-DEFINED   1     127,400
TRANSOCEAN LTD                REG SHS           H8817H100    6,706     122,600 SH        SHARED-DEFINED   2     122,600
TRANSOCEAN LTD                REG SHS           H8817H100      547      10,000     CALL  SHARED-DEFINED   3      10,000
U S SILICA HLDGS INC          COM               90346E103    2,760     131,800 SH        SHARED-DEFINED   1     131,800
U S SILICA HLDGS INC          COM               90346E103    2,634     125,800 SH        SHARED-DEFINED   2     125,800
U S SILICA HLDGS INC          COM               90346E103      168       8,000 SH        SHARED-DEFINED   3       8,000
WALTER ENERGY INC             COM               93317Q105    2,428      41,000 SH        SHARED-DEFINED   1      41,000
WALTER ENERGY INC             COM               93317Q105    2,309      39,000 SH        SHARED-DEFINED   2      39,000
WALTER ENERGY INC             COM               93317Q105      237       4,000 SH        SHARED-DEFINED   3       4,000
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    6,991     463,300 SH        SHARED-DEFINED   1     463,300
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    6,667     441,800 SH        SHARED-DEFINED   2     441,800
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103      151      10,000 SH        SHARED-DEFINED   3      10,000
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    1,159      76,800     CALL  SHARED-DEFINED   1      76,800
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    1,105      73,200     CALL  SHARED-DEFINED   2      73,200











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